Label	Element	Value
Document And Entity Information Elements	aicii_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 14, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicii
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 14, 2013
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013